Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Jan. 03, 2018	Dec. 31, 2020	Dec. 31, 2019
Percentage of net income for each subsequent period	80.00%
Cumulative change in ownership percentage		50.00%
Valuation allowance for deferred tax assets		$ 22,117,000	$ 20,159,000
Change in valuation allowance		1,958,000	$ 738,000
Income tax description			During December 2019, the shares issued to investors in the capital raise resulted in a greater than 50% change in ownership under the Internal Revenue Service regulations. This change in ownership will result in limitations to the amount of net operating loss carryforwards that may be utilized in future years to offset future taxable income.
Unrecognized tax benefits
Interest or penalties on unrecognized tax benefits
Uncertain tax positions, accrued
Federal [Member]
Net operating loss carry forwards		$ 100,615,000	$ 79,678,000
Operating loss carryforwards expiration date		Dec. 31, 2037	Dec. 31, 2037
New Jersey State [Member]
Net operating loss carry forwards		$ 7,548,000	$ 28,855,000
Operating loss carryforwards expiration date		Dec. 31, 2040	Dec. 31, 2040